Consolidated Balance Sheets (Parentheticals) - shares	Apr. 30, 2026	Apr. 30, 2025
Statement of Financial Position [Abstract]
Participating Convertible Preference Virtual Shares	470
Ordinary shares, shares authorized	285,411,408	55,300,000
Ordinary shares, shares issued	33,872,687	15,076,900
Ordinary shares, shares outstanding	33,872,687	15,076,900
P series preferred shares, shares authorized	53,051,000
P series preferred shares, shares issued	53,051,000
P series preferred shares, shares outstanding	53,051,000